Above / Below Market Acquired Time Charters / Other Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2013
Above / Below Market Acquired Time Charters / Other Intangible Assets [Abstract]
Above / Below Market Acquired Time Charters - Future Amortization
For the period:	Above Market Acquired Time Charters	Below Market Acquired Time Charters
July 1, 2013 – June 30, 2014	$6,229,900	$1,142,629
July 1, 2014 – June 30, 2015	4,625,128	-
July 1, 2015 – June 30, 2016	1,100,741	-
Total	$11,955,769	$1,142,629

Other Intangible Assets - Future Amortization
For the period:	Other Intangible Assets
July 1, 2013 – June 30, 2014	$1,056,338
July 1, 2014 – June 30, 2015	1,047,448
July 1, 2015 – June 30, 2016	5,650
Total	$2,109,436